Cover	Dec. 14, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Entity File Number	001-40412
Entity Registrant Name	Isos Acquisition Corp.
Entity Central Index Key	0001840572
Entity Tax Identification Number	98-1632024
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	222 West 44th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	938-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CFAC
Security Exchange Name	NYSE
Warrants to receive one shares of Class A common stock
Title of 12(b) Security	Warrants to receive one shares of Class A common stock
Trading Symbol	CFACW
Security Exchange Name	NYSE